EQUITY PLANS (Details)		1 Months Ended	12 Months Ended					118 Months Ended
	Dec. 29, 2017 plan shares	Jun. 30, 2006 shares	Dec. 29, 2017 USD ($) shares	Dec. 30, 2016 USD ($) shares	Jan. 01, 2016 USD ($) shares	Dec. 28, 2012 shares	Dec. 31, 2010 shares	Dec. 29, 2017 shares	Jun. 30, 2008 shares	Mar. 31, 2008 shares
Equity plans
Number of share-based compensation plans | plan	2
Compensation expense recognized for stock options and restricted stock awards issued (in dollars) | $			$ 2,426,000	$ 1,239,000	$ 777,000
2006 Plan
Equity plans
Granted (in shares)			0
Number of shares of common stock reserved for issuance		300,000
2008 Plan
Equity plans
Number of shares of common stock reserved for issuance	897,000		897,000					897,000		450,000
Shares available for grant under 2008 Plan from 2006 Plan									70,333
Number of additional shares authorized			875,000	500,000		500,000	350,000
Stock options
Equity plans
Granted (in shares)			199,000	440,000	165,000
Stock options | 2008 Plan
Equity plans
Maximum number of shares a participant may be granted in options to purchase during fiscal year			300,000
Incentive stock options | 2006 Plan
Equity plans
Outstanding options granted, net of forfeitures, expirations and exercises (in shares)			20,000
Incentive stock options | 2008 Plan
Equity plans
Outstanding options granted, net of forfeitures, expirations and exercises (in shares)								531,000
Non-statutory/Nonqualified stock options | 2006 Plan | Maximum
Equity plans
Expiration period from date of grant		10 years
Non-statutory/Nonqualified stock options | 2008 Plan
Equity plans
Outstanding options granted, net of forfeitures, expirations and exercises (in shares)								639,000
Non-statutory/Nonqualified stock options | 2008 Plan | Maximum
Equity plans
Expiration period from date of grant			10 years
Restricted stock | 2008 Plan
Equity plans
Shares granted								88,000